OMB APPROVAL
OMB Number: 3235-0578 Expires: March 31, 2019 Estimated average burden hours per response: 10.5

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04750

Fenimore Asset Management Trust
(Exact name of registrant as specified in charter)

384 North Grand Street Cobleskill, New York	12043
(Address of principal executive offices)	(Zip code)

Thomas O. Putnam

384 North Grand Street Cobleskill, New York 12043
(Name and address of agent for service)

Registrant's telephone number, including area code:	(800) 932-3271

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2017

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

FAM VALUE FUND
SCHEDULE OF INVESTMENTS
September 30, 2017 (Unaudited)

COMMON STOCKS - 90.8%	Shares	Value

Air Freight & Logistics - 1.8%
Forward Air Corporation	389,233	$22,275,805

Banks - 4.2%
M&T Bank Corporation	179,000	28,826,160
South State Corporation	234,110	21,081,606
		49,907,766
Capital Markets - 7.7%
Brookfield Asset Management, Inc. - Class A	1,102,500	45,533,250
Franklin Resources, Inc.	580,000	25,815,800
T. Rowe Price Group, Inc.	239,500	21,710,675
		93,059,725
Chemicals - 1.8%
Air Products and Chemicals, Inc.	141,000	21,322,020

Diversified Financial Services - 3.7%
Berkshire Hathaway, Inc. - Class A *	163	44,782,620

Electronic Equipment, Instruments & Components - 8.6%
CDW Corporation	858,000	56,628,000
FLIR Systems, Inc.	624,728	24,308,166
Keysight Technologies, Inc. *	530,000	22,079,800
		103,015,966
Equity Real Estate Investment Trusts (REITs) - 2.4%
Forest City Realty Trust - Class A	1,114,341	28,426,839

Health Care Equipment & Supplies - 2.6%
Stryker Corporation	216,000	30,676,320

Health Care Providers & Services - 2.8%
MEDNAX, Inc. *	381,400	16,445,968
Patterson Companies, Inc.	445,000	17,199,250
		33,645,218
Hotels, Restaurants & Leisure - 2.7%
Marriott International, Inc. - Class A	128,800	14,201,488
YUM! Brands, Inc.	245,600	18,078,616
		32,280,104
Household Durables - 2.1%
Mohawk Industries, Inc. *	103,100	25,518,281

Insurance - 11.8%
Brown & Brown, Inc.	959,696	46,247,750
Enstar Group Ltd. *	8,595	1,911,098
Loews Corporation	269,700	12,907,842
Markel Corporation *	53,850	57,510,723
White Mountain Insurance Group Ltd.	26,897	23,050,729
		141,628,142
Life Sciences Tools & Services - 2.2%
Waters Corporation *	145,702	26,156,423

FAM VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.8% (Continued)	Shares	Value

Machinery - 14.9%
Donaldson Company, Inc.	695,400	$31,946,676
Graco, Inc.	215,550	26,661,379
IDEX Corporation	576,750	70,057,823
Illinois Tool Works, Inc.	339,950	50,299,002
		178,964,880
Media - 2.6%
Interpublic Group of Companies, Inc. (The)	1,491,700	31,012,443

Multiline Retail - 1.1%
Dollar General Corporation	161,000	13,049,050

Oil, Gas & Consumable Fuels - 2.8%
EOG Resources, Inc.	345,000	33,375,300

Road & Rail - 1.4%
Landstar System, Inc.	174,221	17,361,123

Semiconductors & Semiconductor Equipment - 2.2%
Microchip Technology, Inc.	295,000	26,485,100

Specialty Retail - 11.4%
AutoZone, Inc. *	63,700	37,908,507
CarMax, Inc. *	615,000	46,623,150
Ross Stores, Inc.	810,688	52,346,124
		136,877,781

Total Common Stocks (Cost $410,790,816)		$1,089,820,906

MONEY MARKET FUNDS - 9.2%	Shares	Value

Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 0.90% ** (Cost $110,668,531)	110,668,531	$110,668,531

Total Investments at Value - 100.0% (Cost $521,459,347)		$1,200,489,437

Liabilities in Excess of Other Assets - (0.0%) ***		(589,635)

Net Assets - 100.0%		$1,199,899,802

*	Non-income producing security.
**	The rate shown is the 7-day effective yield as of September 30, 2017.
***	Percentage rounds to less than 0.1%.

See accompanying notes to Schedules of Investments.

FAM EQUITY-INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2017 (Unaudited)

COMMON STOCKS - 93.7%	Shares	Value

Banks - 6.6%
M&T Bank Corporation	29,000	$4,670,160
South State Corporation	78,000	7,023,900
Stock Yards Bancorp, Inc.	70,664	2,685,232
		14,379,292
Capital Markets - 3.4%
Franklin Resources, Inc.	69,900	3,111,249
T. Rowe Price Group, Inc.	48,000	4,351,200
		7,462,449
Chemicals - 6.0%
Air Products and Chemicals, Inc.	87,000	13,156,140

Commercial Services & Supplies - 2.5%
US Ecology, Inc.	100,647	5,414,809

Electronic Equipment, Instruments & Components - 8.9%
CDW Corporation	217,000	14,322,000
National Instruments Corporation	122,000	5,144,740
		19,466,740
Equity Real Estate Investment Trusts (REITs) - 2.6%
Digital Realty Trust, Inc.	47,000	5,561,510

Food Products - 4.4%
Flowers Foods, Inc.	393,550	7,402,675
McCormick & Company, Inc.	22,000	2,258,080
		9,660,755
Health Care Equipment & Supplies - 5.6%
Stryker Corporation	85,500	12,142,710

Health Care Providers & Services - 2.6%
Patterson Companies, Inc.	147,000	5,681,550

Hotels, Restaurants & Leisure - 1.9%
Sonic Corporation	165,000	4,199,250

Insurance - 5.2%
Arthur J. Gallagher & Company	183,920	11,320,276

Machinery - 10.4%
Donaldson Company, Inc.	91,600	4,208,104
IDEX Corporation	62,984	7,650,666
Ingersoll-Rand plc	73,000	6,509,410
Snap-on, Inc.	28,700	4,276,587
		22,644,767

FAM EQUITY-INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 93.7% (Continued)	Shares	Value

Media - 2.8%
Interpublic Group of Companies, Inc. (The)	296,000	$6,153,840

Oil, Gas & Consumable Fuels - 3.5%
EOG Resources, Inc.	78,000	7,545,720

Professional Services - 2.3%
Robert Half International, Inc.	100,000	5,034,000

Semiconductors & Semiconductor Equipment - 11.6%
Microchip Technology, Inc.	117,000	10,504,260
Versum Materials, Inc.	144,000	5,590,080
Xilinx, Inc.	130,414	9,237,224
		25,331,564
Specialty Retail - 8.1%
Monro, Inc.	96,000	5,380,800
Penske Automotive Group, Inc.	70,000	3,329,900
Ross Stores, Inc.	139,686	9,019,525
		17,730,225
Transportation Infrastructure - 2.4%
Macquarie Infrastructure Corporation	72,000	5,196,960

Water Utilities - 2.9%
Aqua America, Inc.	190,750	6,330,993

Total Common Stocks (Cost $113,979,081)		$204,413,550

MONEY MARKET FUNDS - 6.4%	Shares	Value

Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 0.90% * (Cost $13,994,831)	13,994,831	$13,994,831

Total Investments at Value - 100.1% (Cost $127,973,912)		$218,408,381

Liabilities in Excess of Other Assets - (0.1%)		(215,589)

Net Assets - 100.0%		$218,192,792

*	The rate shown is the 7-day effective yield as of September 30, 2017.

See accompanying notes to Schedules of Investments.

FAM SMALL CAP FUND
SCHEDULE OF INVESTMENTS
September 30, 2017 (Unaudited)

COMMON STOCKS - 93.1%	Shares	Value

Banks - 7.2%
National Commerce Corporation *	202,400	$8,662,720
Pinnacle Financial Partners, Inc.	26,500	1,774,175
South State Corporation	13,300	1,197,665
		11,634,560
Capital Markets - 7.7%
Diamond Hill Investment Group, Inc.	31,300	6,646,555
Westwood Holdings Group, Inc.	85,087	5,723,802
		12,370,357
Commercial Services & Supplies - 7.3%
Multi-Color Corporation	76,000	6,228,200
US Ecology, Inc.	102,300	5,503,740
		11,731,940
Diversified Consumer Services - 3.5%
Carriage Services, Inc.	220,000	5,632,000

Electrical Equipment - 2.8%
Thermon Group Holdings, Inc. *	251,000	4,515,490

Electronic Equipment, Instruments & Components - 8.3%
PC Connection, Inc.	228,600	6,444,234
ScanSource, Inc. *	157,500	6,874,875
		13,319,109
Food Products - 3.8%
Hostess Brands, Inc. *	440,000	6,010,400

Health Care Equipment & Supplies - 3.5%
AngioDynamics, Inc. *	330,000	5,639,700

Hotels, Restaurants & Leisure - 8.1%
Choice Hotels International, Inc.	101,000	6,453,900
Sonic Corporation	260,000	6,617,000
		13,070,900
Insurance - 2.9%
Hallmark Financial Services, Inc. *	393,032	4,563,102

IT Services - 4.9%
ExlService Holdings, Inc. *	136,000	7,931,520

Machinery - 6.8%
Franklin Electric Company, Inc.	123,000	5,516,550
Lindsay Corporation	58,535	5,379,367
		10,895,917
Oil, Gas & Consumable Fuels - 2.3%
Evolution Petroleum Corporation	517,300	3,724,560

FAM SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 93.1% (Continued)	Shares	Value

Professional Services - 6.8%
CBIZ, Inc. *	425,000	$6,906,250
Mistras Group, Inc. *	192,600	3,948,300
		10,854,550
Real Estate Management & Development - 6.5%
Consolidated-Tomoka Land Company	84,000	5,045,880
FRP Holdings, Inc. *	119,735	5,418,009
		10,463,889
Road & Rail - 2.7%
Landstar System, Inc.	43,959	4,380,514

Specialty Retail - 8.0%
Monro, Inc.	120,000	6,726,000
Penske Automotive Group, Inc.	130,000	6,184,100
		12,910,100

Total Common Stocks (Cost $116,973,993)		$149,648,608

MONEY MARKET FUNDS - 7.0%	Shares	Value

Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 0.90% ** (Cost $11,222,255)	11,222,255	$11,222,255

Total Investments at Value - 100.1% (Cost $128,196,248)		$160,870,863

Liabilities in Excess of Other Assets - (0.1%)		(81,900)

Net Assets - 100.0%		$160,788,963

*	Non-income producing security.
**	The rate shown is the 7-day effective yield as of September 30, 2017.

See accompanying notes to Schedules of Investments.

FAM FUNDS
Notes to Schedules of Investments
September 30, 2017 (Unaudited)

1. Organization

FAM Value Fund, FAM Equity-Income Fund and FAM Small Cap Fund (individually, a “Fund” and collectively, the “Funds”) are each a series of Fenimore Asset Management Trust, a diversified, open-end management investment company registered under the Investment Company Act of 1940. Each Fund is authorized to issue two classes of shares, Investor Shares and Institutional Shares. Each Fund currently offers Investor Shares. Institutional Shares of FAM Equity-Income Fund are not currently being offered for sale. Institutional Shares of FAM Value Fund and FAM Small Cap Fund are currently being offered for sale and may be purchased by those investors qualified to purchase Institutional Shares. The investment objective of the FAM Value Fund is to maximize long-term return on capital. The investment objective of the FAM Equity-Income Fund is to provide current income and long-term capital appreciation from investing primarily in income-producing stocks that pay dividends. The investment objective of the FAM Small Cap Fund is to maximize long-term return on capital.

2. Significant Accounting Policies

The following is a summary of each Fund’s significant accounting policies, which are in accordance with accounting principles generally accepted in the United States of America (“GAAP”), followed by the Funds in the preparation of their financial statements.

Securities that are traded on a national securities exchange or admitted to trading on NASDAQ are valued at the last reported sale price or the NASDAQ official closing price. Common stocks for which no sale was reported and over-the-counter securities, are valued at the last reported bid price. Short-term securities are carried at amortized cost, which approximates value. Securities for which market quotations are not readily available or have not recently traded are valued at fair value as determined by procedures established by the Board of Trustees of Fenimore Asset Management Trust. Investments in other registered investment companies, including money market funds, are valued at the fund’s net asset value.

GAAP establishes a three-tier framework for measuring fair value based on a hierarchy of inputs. The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for identical securities in active markets and quoted prices in inactive markets and quoted prices for similar securities)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value each Fund’s investments as of September 30, 2017 by security type:

FAM FUNDS
Notes to Schedules of Investments (Continued)

FAM Value Fund	Level 1	Level 2	Level 3	Total

Common Stocks	$1,089,820,906	$-	$-	$1,089,820,906
Money Market Funds	110,668,531	-	-	110,668,531
Total	$1,200,489,437	$-	$-	$1,200,489,437

FAM Equity-Income Fund	Level 1	Level 2	Level 3	Total

Common Stocks	$204,413,550	$-	$-	$204,413,550
Money Market Funds	13,994,831	-	-	13,994,831
Total	$218,408,381	$-	$-	$218,408,381

FAM Small Cap Fund	Level 1	Level 2	Level 3	Total

Common Stocks	$149,648,608	$-	$-	$149,648,608
Money Market Funds	11,222,255	-	-	11,222,255
Total	$160,870,863	$-	$-	$160,870,863

Refer to each Fund’s Schedule of Investments for a listing of the common stocks by industry type. As of September 30, 2017, the Funds did not have any transfers into or out of any Level. There were no Level 2 or 3 securities held by the Funds as of September 30, 2017. It is the Funds’ policy to recognize transfers into or out of any Level at the end of the reporting period.

3. Investment Transactions

Investment transactions are accounted for on trade date. Realized gains and losses on securities sold are determined on a specific identification basis.

4. Federal Tax Information

The following information is computed on a tax basis for each item as of September 30, 2017:

	FAM Value Fund	FAM Equity- Income Fund	FAM Small Cap Fund

Tax cost of portfolio investments	$521,459,347	$127,973,912	$128,196,248

Gross unrealized appreciation	$680,207,926	$91,424,532	$34,740,549
Gross unrealized depreciation	(1,177,836)	(990,063)	(2,065,934)

Net unrealized appreciation on investments	$679,030,090	$90,434,469	$32,674,615

Item 2. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Fenimore Asset Management Trust

By (Signature and Title)*		/s/ Thomas O. Putnam
Thomas O. Putnam, President

Date	November 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Thomas O. Putnam
Thomas O. Putnam, President

Date	November 28, 2017

By (Signature and Title)*		/s/ Michael F. Balboa
Michael F. Balboa, Treasurer

Date	November 28, 2017

*	Print the name and title of each signing officer under his or her signature.